Inventories	9 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventories
Note 5. Inventories
Inventories consisted of the following:

	September 30, 2024	December 31, 2023
	U.S. $ in thousands
Finished goods	$99,574	$86,908
Work-in-process	9,713	9,871
Raw materials	85,901	96,197
	$195,188	$192,976